Employee Benefits (Details 4) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	$ 2,236	$ 2,088
Level 1 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	350	722
Level 2 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	1,886	1,366
Level 3 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	0	0
Cash and short-term investments [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	176	68
Cash and short-term investments [Member] | Level 1 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	17	20
Cash and short-term investments [Member] | Level 2 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	159	48
Cash and short-term investments [Member] | Level 3 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	0	0
US indexed equity securities [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	293	514
US indexed equity securities [Member] | Level 1 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	88	145
US indexed equity securities [Member] | Level 2 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	205	369
US indexed equity securities [Member] | Level 3 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	0	0
US growth and value securities [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	204	373
US growth and value securities [Member] | Level 1 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	147	325
US growth and value securities [Member] | Level 2 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	57	48
US growth and value securities [Member] | Level 3 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	0	0
UK equity securities [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	67	183
UK equity securities [Member] | Level 1 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	56	101
UK equity securities [Member] | Level 2 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	11	82
UK equity securities [Member] | Level 3 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	0	0
International equity securities excluding UK [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	139	227
International equity securities excluding UK [Member] | Level 1 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	42	131
International equity securities excluding UK [Member] | Level 2 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	97	96
International equity securities excluding UK [Member] | Level 3 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	0	0
Long duration bonds [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	1,165	517
Long duration bonds [Member] | Level 1 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	0	0
Long duration bonds [Member] | Level 2 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	1,165	517
Long duration bonds [Member] | Level 3 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	0	0
Intermediate Duration Securities [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	25	11
Intermediate Duration Securities [Member] | Level 1 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	0	0
Intermediate Duration Securities [Member] | Level 2 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	25	11
Intermediate Duration Securities [Member] | Level 3 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	0	0
Agency mortgage backed securities
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	6	7
Agency mortgage backed securities | Level 1 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	0	0
Agency mortgage backed securities | Level 2 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	6	7
Agency mortgage backed securities | Level 3 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	0	0
Asset-backed Securities [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	18	16
Asset-backed Securities [Member] | Level 1 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	0	0
Asset-backed Securities [Member] | Level 2 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	18	16
Asset-backed Securities [Member] | Level 3 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	0	0
Non-agency mortgage backed securities [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	37	45
Non-agency mortgage backed securities [Member] | Level 1 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	0	0
Non-agency mortgage backed securities [Member] | Level 2 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	37	45
Non-agency mortgage backed securities [Member] | Level 3 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	0	0
UK fixed income securities [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	7	66
UK fixed income securities [Member] | Level 1 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	0	0
UK fixed income securities [Member] | Level 2 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	7	66
UK fixed income securities [Member] | Level 3 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	0	0
International fixed income securities excluding UK [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	85	61
International fixed income securities excluding UK [Member] | Level 1 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	0	0
International fixed income securities excluding UK [Member] | Level 2 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	85	61
International fixed income securities excluding UK [Member] | Level 3 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	0	$ 0
Other [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	14
Other [Member] | Level 1 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	0
Other [Member] | Level 2 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	14
Other [Member] | Level 3 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	$ 0